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1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

April 12, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 138/139 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). This Amendment is being filed to add a new series of shares to the Trust, designated as the UBS All China Equity Fund series of shares (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jamie M. Gershkow at (215) 564-8543.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

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